Income Tax (Details Narrative) (10-K)	12 Months Ended
May 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 9,534
Change in the valuation allowance	$ 2,000
U.S. corporate income tax rate	21.00%